Equity-Based Compensation - assumptions (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Equity-Based Compensation
Method used	Black-Scholes	Black-Scholes
Risk-free interest rate	1.44%
Expected option life (in years)	6 years 3 months	6 years 3 months	6 years 3 months
Expected price volatility	73.98%
Weighted-average grant date fair value of options granted	$ 1.65	$ 1.11